SCHEDULE OF FINANCE COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrealized Losses (Gains)	$ (397)	$ 574
Realized Losses (Gains)	24
Bank Fees	400	97
Finance Cost	540	(13)
Contingent Consideration	600
Other		4
Finance Expenses, net	$ 1,167	$ 662